Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 01, 2014
Document and Entity Information
Entity Registrant Name	BlackRock Global Horizons I L.P.
Entity Central Index Key	0000904918
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Limited Partnership Units with an aggregate Value		$ 127,614,091
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY